Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 117.21% Common stocks: 101.45%
Australia: 0.49%
Pro Medicus Ltd. (Health care, Health care technology)	268	$45,864
Rio Tinto Ltd. (Materials, Metals & mining)	29,038	2,091,344
		2,137,208
Canada: 5.03%
Canadian Tire Corp. Ltd. Class A (Consumer discretionary, Broadline retail)	77,000	8,668,759
IGM Financial, Inc. (Financials, Capital markets)	1,500	48,127
Kinross Gold Corp. (Materials, Metals & mining)	617,100	6,950,787
Linamar Corp. (Consumer discretionary, Automobile components)	13,900	540,755
Open Text Corp. (Information technology, Software)	118,600	3,489,411
Power Corp. of Canada (Financials, Insurance)	64,800	1,964,042
Rogers Communications, Inc. Class B (Communication services, Wireless telecommunication services)	9,900	271,929
		21,933,810
Denmark: 2.20%
AP Moller - Maersk AS Class A (Industrials, Marine transportation)	2,311	3,344,352
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	1,709	2,523,984
Rockwool AS Class B (Industrials, Building products)	10,510	3,721,750
		9,590,086
Finland: 1.75%
Wartsila Oyj Abp (Industrials, Machinery)	405,371	7,657,535
France: 3.77%
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	395,901	5,640,554
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	20,231	703,574
Engie SA (Utilities, Multi-utilities)	358,591	5,919,578
La Francaise des Jeux SACA (Consumer discretionary, Hotels, restaurants & leisure)144A	451	17,137
Rubis SCA (Utilities, Gas utilities)	128,546	3,359,705
Teleperformance SE (Industrials, Professional services)	8,881	831,632
		16,472,180
Germany: 2.06%
Deutsche Bank AG (Financials, Capital markets)	387,493	7,584,336
Evonik Industries AG (Materials, Chemicals)	75,652	1,420,584
		9,004,920
Hong Kong: 2.82%
BOC Hong Kong Holdings Ltd. (Financials, Banks)	1,899,000	6,173,142
Swire Pacific Ltd. Class A (Industrials, Industrial conglomerates)	479,500	4,164,311
WH Group Ltd. (Consumer staples, Food products)144A	2,527,000	1,971,299
		12,308,752
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Ireland: 0.11%
Medtronic PLC (Health care, Health care equipment & supplies)#	5,324	$483,526
Israel: 0.21%
Check Point Software Technologies Ltd. (Information technology, Software)†#	4,288	934,870
Japan: 10.59%
Bank of Nagoya Ltd. (Financials, Banks)	24,600	1,136,103
Central Japan Railway Co. (Industrials, Ground transportation)	211,600	3,924,500
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	1,114,200	5,601,435
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	1,002,500	6,690,847
Japan Post Insurance Co. Ltd. (Financials, Insurance)	42,300	824,327
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	13,200	145,632
Mitsubishi Chemical Group Corp. (Materials, Chemicals)	102,300	522,513
Mitsubishi Corp. (Industrials, Trading companies & distributors)	102,900	1,641,175
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	301,700	6,255,416
Osaka Gas Co. Ltd. (Utilities, Gas utilities)	271,000	5,328,056
Shizuoka Financial Group, Inc. (Financials, Banks)	268,000	2,391,213
Sumitomo Corp. (Industrials, Trading companies & distributors)	366,500	7,945,807
Sumitomo Mitsui Trust Group, Inc. (Financials, Banks)	151,600	3,812,029
		46,219,053
Netherlands: 0.85%
AerCap Holdings NV (Industrials, Trading companies & distributors)#	8,408	803,805
Iveco Group NV (Industrials, Machinery)	82,569	1,004,956
NN Group NV (Financials, Insurance)	5,487	251,833
NXP Semiconductors NV (Information technology, Semiconductors & semiconductor equipment)#	7,992	1,666,732
		3,727,326
New Zealand: 0.88%
Mercury NZ Ltd. (Utilities, Electric utilities)	108,334	385,161
Xero Ltd. (Information technology, Software)†	30,820	3,468,946
		3,854,107
Norway: 0.74%
Aker Solutions ASA (Energy, Energy equipment & services)	1,133,187	3,217,532
Portugal: 0.06%
EDP SA (Utilities, Electric utilities)	76,493	240,507
Singapore: 1.10%
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	2,150,800	4,816,670
Spain: 0.51%
Aena SME SA (Industrials, Transportation infrastructure)144A	3,781	814,277
Banco Santander SA (Financials, Banks)	276,064	1,414,691
		2,228,968
See accompanying notes to portfolio of investments
2 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Sweden: 1.71%
Essity AB Class B (Consumer staples, Household products)	120,408	$3,049,425
Investor AB Class B (Financials, Financial services)	62,530	1,780,617
Securitas AB Class B (Industrials, Commercial services & supplies)	47,975	610,388
Volvo AB Class A (Industrials, Machinery)	73,463	2,026,514
		7,466,944
Switzerland: 3.33%
Garmin Ltd. (Consumer discretionary, Household durables)#	37,305	8,052,284
Roche Holding AG (Health care, Pharmaceuticals)	2,344	779,511
Schindler Holding AG (Industrials, Machinery)	11,348	3,279,094
Schindler Holding AG SIX Swiss Exchange (Industrials, Machinery)	8,614	2,422,579
		14,533,468
United Kingdom: 3.99%
Barclays PLC (Financials, Banks)	723,848	2,652,899
NatWest Group PLC (Financials, Banks)	923,881	4,925,811
Royalty Pharma PLC Class A (Health care, Pharmaceuticals)#	71,146	2,246,791
Standard Chartered PLC (Financials, Banks)	139,772	1,879,865
Vodafone Group PLC (Communication services, Wireless telecommunication services)	6,704,626	5,711,971
		17,417,337
United States: 59.25%
Allstate Corp. (Financials, Insurance)#	47,249	9,087,400
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	27,526	5,615,854
Alphabet, Inc. Class C (Communication services, Interactive media & services)#	20,253	4,164,017
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	24,301	5,775,862
Amcor PLC (Materials, Containers & packaging)#	6,090	59,195
American Tower Corp. (Real estate, Specialized REITs)#	16,172	2,991,011
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	38,356	9,052,016
Applied Materials, Inc. (Information technology, Semiconductors & semiconductor equipment)#	23,717	4,277,361
Avanos Medical, Inc. (Health care, Health care equipment & supplies)†#	6,250	107,625
Bank of New York Mellon Corp. (Financials, Capital markets)#	106,649	9,164,349
Baxter International, Inc. (Health care, Health care equipment & supplies)#	24,916	811,265
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	1,632	7,731,698
Booz Allen Hamilton Holding Corp. Class A (Industrials, Professional services)#	16,905	2,180,745
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	4,589	1,015,408
Capitol Federal Financial, Inc. (Financials, Banks)#	79,113	470,722
Carlisle Cos., Inc. (Industrials, Building products)#	13,194	5,138,535
Cencora, Inc. (Health care, Health care providers & services)#	23,062	5,862,591
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United States(continued)
Century Communities, Inc. (Consumer discretionary, Household durables)#	2,734	$208,823
Cigna Group (Health care, Health care providers & services)#	11,433	3,363,703
Cirrus Logic, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	22,241	2,233,886
Citigroup, Inc. (Financials, Banks)#	34,174	2,782,789
Conagra Brands, Inc. (Consumer staples, Food products)#	99,293	2,570,696
Consolidated Edison, Inc. (Utilities, Multi-utilities)#	36,520	3,423,385
Corebridge Financial, Inc. (Financials, Financial services)#	204,175	6,892,948
Dominion Energy, Inc. (Utilities, Multi-utilities)#	87,513	4,864,848
Dream Finders Homes, Inc. Class A (Consumer discretionary, Household durables)†#	8,555	197,364
Electronic Arts, Inc. (Communication services, Entertainment)#	30,818	3,787,840
Elevance Health, Inc. (Health care, Health care providers & services)#	1,546	611,752
EMCOR Group, Inc. (Industrials, Construction & engineering)#	12,363	5,539,366
Everest Group Ltd. (Financials, Insurance)#	693	240,824
Expeditors International of Washington, Inc. (Industrials, Air freight & logistics)#	3,467	393,782
FedEx Corp. (Industrials, Air freight & logistics)#	4,528	1,199,331
First Solar, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	440	73,709
Fox Corp. Class A (Communication services, Media)#	46,014	2,354,996
Fox Corp. Class B (Communication services, Media)#	81,344	3,953,318
Gen Digital, Inc. (Information technology, Software)#	246,615	6,636,410
General Motors Co. (Consumer discretionary, Automobiles)#	4,958	245,223
Goodyear Tire & Rubber Co. (Consumer discretionary, Automobile components)†#	67,783	601,235
Halozyme Therapeutics, Inc. (Health care, Biotechnology)†#	8,024	454,479
Hewlett Packard Enterprise Co. (Information technology, Technology hardware, storage & peripherals)#	5,509	116,736
Incyte Corp. (Health care, Biotechnology)†#	43,504	3,226,257
International Business Machines Corp. (Information technology, IT services)#	10,377	2,653,399
International Paper Co. (Materials, Containers & packaging)#	1,411	78,494
Kelly Services, Inc. Class A (Industrials, Professional services)#	103,012	1,450,409
Kimberly-Clark Corp. (Consumer staples, Household products)#	8,762	1,138,797
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)#	7,832	5,781,896
Kraft Heinz Co. (Consumer staples, Food products)#	153,974	4,594,584
Kroger Co. (Consumer staples, Consumer staples distribution & retail)#	15,650	964,666
L3Harris Technologies, Inc. (Industrials, Aerospace & defense)#	13,754	2,915,985
Lam Research Corp. (Information technology, Semiconductors & semiconductor equipment)#	4,879	395,443
Leidos Holdings, Inc. (Industrials, Professional services)#	40,936	5,814,140
Lennar Corp. Class A (Consumer discretionary, Household durables)#	32,515	4,267,269
Lockheed Martin Corp. (Industrials, Aerospace & defense)#	3,706	1,715,693
Mativ Holdings, Inc. (Materials, Chemicals)#	15,553	148,531
Merck & Co., Inc. (Health care, Pharmaceuticals)#	33,119	3,272,820
See accompanying notes to portfolio of investments
4 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United States(continued)
Mercury General Corp. (Financials, Insurance)#	26,547	$1,323,102
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	8,820	6,078,568
Microsoft Corp. (Information technology, Software)#	15,193	6,306,007
Miller Industries, Inc. (Industrials, Machinery)#	32,093	2,117,175
Millrose Properties, Inc. Class A (Real estate, Specialized REITs)♦†	16,257	179,802
MKS Instruments, Inc. (Information technology, Semiconductors & semiconductor equipment)#	12,549	1,421,551
NextEra Energy Partners LP (Utilities, Independent power and renewable electricity producers)#	6,807	71,746
NextEra Energy, Inc. (Utilities, Electric utilities)#	5,668	405,602
Northern Trust Corp. (Financials, Capital markets)#	59,905	6,726,732
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)#	82,995	9,965,210
Omnicom Group, Inc. (Communication services, Media)#	829	71,949
Organon & Co. (Health care, Pharmaceuticals)#	200,868	3,125,506
Outfront Media, Inc. (Real estate, Specialized REITs)#	2,619	48,184
Photronics, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	81,923	1,883,410
Public Storage (Real estate, Specialized REITs)#	635	189,535
PulteGroup, Inc. (Consumer discretionary, Household durables)#	16,419	1,868,154
Qorvo, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	70,812	5,875,980
QUALCOMM, Inc. (Information technology, Semiconductors & semiconductor equipment)#	20,903	3,614,756
Regions Financial Corp. (Financials, Banks)#	12,799	315,367
Safehold, Inc. (Real estate, Specialized REITs)#	181,263	2,938,273
SBA Communications Corp. Class A (Real estate, Specialized REITs)#	21,200	4,188,272
ScanSource, Inc. (Information technology, Electronic equipment, instruments & components)†#	36,635	1,533,175
Semtech Corp. (Information technology, Semiconductors & semiconductor equipment)†#	2,693	180,323
SIGA Technologies, Inc. (Health care, Pharmaceuticals)#	15,239	91,129
Tesla, Inc. (Consumer discretionary, Automobiles)†#	6,815	2,757,349
Tutor Perini Corp. (Industrials, Construction & engineering)†#	83,826	2,019,368
Tyson Foods, Inc. Class A (Consumer staples, Food products)#	141,666	8,002,712
Ultra Clean Holdings, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	18,387	677,929
United Therapeutics Corp. (Health care, Biotechnology)†#	9,886	3,471,667
Universal Health Services, Inc. Class B (Health care, Health care providers & services)#	28,482	5,370,566
Verizon Communications, Inc. (Communication services, Diversified telecommunication services)#	245,787	9,681,550
Viatris, Inc. (Health care, Pharmaceuticals)#	86,332	973,825
VICI Properties, Inc. Class A (Real estate, Specialized REITs)#	4,338	129,142
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United States(continued)
Washington Trust Bancorp, Inc. (Financials, Banks)#	6,659	$218,215
Zoom Communications, Inc. Class A (Information technology, Software)†#	1,247	108,414
		258,601,725
Total common stocks (Cost $411,491,335)		442,846,524

	Dividend rate
Preferred stocks: 0.03%
Germany: 0.03%
Henkel AG & Co. KGaA (Consumer staples, Household products)	1.92	1,363	119,085
Total preferred stocks (Cost $114,692)			119,085

	Expiration date
Warrants: 0.00%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)♦†	3-31-2040	800	0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 15.73%
Investment companies: 15.73%
Allspring Government Money Market Fund Select Class♠∞		4.32%	68,647,659	68,647,659
Total short-term investments (Cost $68,647,659)				68,647,659
Total investments in securities (Cost $480,253,686)	117.21%			511,613,268

Securities sold short: (30.11)%
Common stocks: (30.11)%
Australia: (1.94)%
Champion Iron Ltd. (Materials, Metals & mining)	(677,515)	(2,301,998)
Liontown Resources Ltd. (Materials, Metals & mining)†	(4,381,914)	(1,799,385)
Lynas Rare Earths Ltd. (Materials, Metals & mining)†	(322,908)	(1,251,601)
Mineral Resources Ltd. (Materials, Metals & mining)	(146,277)	(3,120,597)
(8,473,581)
Canada: (2.69)%
CAE, Inc. (Industrials, Aerospace & defense)†	(101,700)	(2,398,087)
Cameco Corp. (Energy, Oil, gas & consumable fuels)	(60,200)	(2,976,966)
Energy Fuels, Inc. (Energy, Oil, gas & consumable fuels)†	(372,500)	(1,965,855)
Energy Fuels, Inc. Toronto Stock Exchange (Energy, Oil, gas & consumable fuels)†	(26,400)	(140,184)
Ivanhoe Mines Ltd. Class A (Materials, Metals & mining)†	(262,600)	(2,820,508)
See accompanying notes to portfolio of investments
6 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Canada(continued)
Lithium Americas Corp. (Materials, Metals & mining)†	(206,200)	$(617,174)
NexGen Energy Ltd. (Energy, Oil, gas & consumable fuels)†	(127,800)	(834,501)
(11,753,275)
Denmark: (0.21)%
Zealand Pharma AS (Health care, Biotechnology)†	(8,957)	(910,178)
Finland: (0.69)%
Neste Oyj (Energy, Oil, gas & consumable fuels)	(236,876)	(3,001,523)
France: (0.82)%
Sartorius Stedim Biotech (Health care, Life sciences tools & services)	(15,566)	(3,589,190)
Germany: (1.26)%
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	(12,474)	(759,905)
Delivery Hero SE Class A (Consumer discretionary, Hotels, restaurants & leisure)144A†	(100,234)	(2,590,460)
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	(65,937)	(2,167,910)
(5,518,275)
Italy: (0.49)%
Amplifon SpA (Health care, Health care providers & services)	(79,542)	(2,125,668)
Japan: (4.11)%
Infomart Corp. (Industrials, Professional services)	(104,400)	(217,828)
KeePer Technical Laboratory Co. Ltd. (Materials, Chemicals)	(29,200)	(837,821)
Kikkoman Corp. (Consumer staples, Food products)	(282,500)	(2,956,713)
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	(34,300)	(3,567,318)
M3, Inc. (Health care, Health care technology)	(351,500)	(3,190,226)
Orix JREIT, Inc. (Real estate, Office REITs)	(575)	(638,009)
Sakura Internet, Inc. (Information technology, IT services)	(13,400)	(406,061)
SMC Corp. (Industrials, Machinery)	(7,300)	(2,762,220)
Yaskawa Electric Corp. (Industrials, Machinery)	(116,100)	(3,370,763)
(17,946,959)
Netherlands: (1.52)%
Airbus SE (Industrials, Aerospace & defense)	(19,856)	(3,434,520)
BE Semiconductor Industries NV (Information technology, Semiconductors & semiconductor equipment)	(22,482)	(2,867,161)
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	(15,049)	(336,209)
(6,637,890)
Norway: (0.17)%
NEL ASA (Industrials, Electrical equipment)†	(3,460,297)	(721,144)
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Spain: (0.80)%
Cellnex Telecom SA (Communication services, Diversified telecommunication services)144A	(104,045)	$(3,484,800)
Sweden: (1.73)%
EQT AB (Financials, Capital markets)	(115,644)	(3,775,839)
Nibe Industrier AB Class B (Industrials, Building products)	(940,638)	(3,768,636)
(7,544,475)
United Kingdom: (1.25)%
Ashtead Group PLC (Industrials, Trading companies & distributors)	(18,112)	(1,180,393)
Burberry Group PLC (Consumer discretionary, Textiles, apparel & luxury goods)	(89,060)	(1,301,638)
Croda International PLC (Materials, Chemicals)	(18,049)	(743,423)
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	(161,266)	(1,400,257)
Melrose Industries PLC (Industrials, Aerospace & defense)	(110,525)	(834,144)
(5,459,855)
United States: (12.43)%
Albemarle Corp. (Materials, Chemicals)	(34,901)	(2,938,315)
Archer Aviation, Inc. Class A (Industrials, Aerospace & defense)†	(47,549)	(449,338)
Block, Inc. (Financials, Financial services)†	(23,469)	(2,131,455)
Boeing Co. (Industrials, Aerospace & defense)†	(15,060)	(2,658,391)
Bridgebio Pharma, Inc. (Health care, Biotechnology)†	(40,541)	(1,386,908)
Carvana Co. Class A (Consumer discretionary, Specialty retail)†	(7,250)	(1,794,230)
Cassava Sciences, Inc. (Health care, Pharmaceuticals)†	(137,515)	(327,286)
Centrus Energy Corp. Class A (Energy, Oil, gas & consumable fuels)†	(11,277)	(928,097)
CoStar Group, Inc. (Real estate, Real estate management & development)†	(9,548)	(731,377)
Dayforce, Inc. (Industrials, Professional services)†	(44,434)	(3,143,261)
Digimarc Corp. (Information technology, Software)†	(25,290)	(927,384)
DraftKings, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure)†	(79,944)	(3,353,651)
Enovix Corp. (Industrials, Electrical equipment)†	(87,896)	(1,060,026)
Enphase Energy, Inc. (Information technology, Semiconductors & semiconductor equipment)†	(8,002)	(498,365)
EQT Corp. (Energy, Oil, gas & consumable fuels)	(12,927)	(660,828)
Exact Sciences Corp. (Health care, Biotechnology)†	(57,505)	(3,223,155)
Expand Energy Corp. (Energy, Oil, gas & consumable fuels)	(15,327)	(1,557,223)
EyePoint Pharmaceuticals, Inc. (Health care, Pharmaceuticals)†	(221,328)	(1,693,159)
Ginkgo Bioworks Holdings, Inc. (Materials, Chemicals)†	(32,050)	(428,188)
Globalstar, Inc. (Communication services, Diversified telecommunication services)†	(278,426)	(425,992)
ImmunityBio, Inc. (Health care, Biotechnology)†	(70,337)	(242,663)
Immunovant, Inc. (Health care, Biotechnology)†	(11,950)	(259,793)
Ivanhoe Electric, Inc. (Materials, Metals & mining)†	(145,609)	(862,005)
Joby Aviation, Inc. (Industrials, Passenger airlines)†	(27,968)	(231,016)
Moderna, Inc. (Health care, Biotechnology)†	(91,241)	(3,596,720)
MongoDB, Inc. Class A (Information technology, IT services)†	(12,733)	(3,480,183)
MP Materials Corp. (Materials, Metals & mining)†	(47,819)	(1,050,105)
See accompanying notes to portfolio of investments
8 | Allspring Global Long/Short Equity Fund

Portfolio of investments—January 31, 2025 (unaudited)

		Shares	Value
United States(continued)
New Fortress Energy, Inc. Class A (Energy, Oil, gas & consumable fuels)		(50,993)	$(764,895)
NextDecade Corp. (Energy, Oil, gas & consumable fuels)†		(90,351)	(766,176)
Plug Power, Inc. (Industrials, Electrical equipment)†		(453,207)	(842,965)
PureCycle Technologies, Inc. (Materials, Chemicals)†		(113,619)	(1,057,793)
QuantumScape Corp. Class A (Consumer discretionary, Automobile components)†		(21,401)	(110,643)
Recursion Pharmaceuticals, Inc. Class A (Health care, Biotechnology)†		(63,158)	(457,264)
Redfin Corp. (Real estate, Real estate management & development)†		(130,971)	(1,047,768)
Riot Platforms, Inc. (Information technology, Software)†		(63,165)	(750,400)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles)†		(138,629)	(1,741,180)
Schrodinger, Inc. (Health care, Health care technology)†		(11,608)	(291,071)
Snowflake, Inc. Class A (Information technology, IT services)†		(5,411)	(982,151)
Toast, Inc. Class A (Financials, Financial services)†		(76,323)	(3,123,137)
Uranium Energy Corp. (Energy, Oil, gas & consumable fuels)†		(58,779)	(414,980)
Zillow Group, Inc. Class C (Real estate, Real estate management & development)†		(22,449)	(1,845,757)
(54,235,294)
Total securities sold short (Proceeds $(144,914,405))	(30.11)%		(131,402,107)
Other assets and liabilities, net	12.90		56,287,319
Total net assets	100.00%		$436,498,480

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for securities sold short.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$71,628,579	$75,996,628	$(78,977,548)	$0	$0	$68,647,659	68,647,659	$822,440
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 9

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
10 | Allspring Global Long/Short Equity Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Long/Short Equity Fund | 11

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,137,208	$0	$2,137,208
Canada	21,933,810	0	0	21,933,810
Denmark	0	9,590,086	0	9,590,086
Finland	0	7,657,535	0	7,657,535
France	0	16,472,180	0	16,472,180
Germany	0	9,004,920	0	9,004,920
Hong Kong	0	12,308,752	0	12,308,752
Ireland	483,526	0	0	483,526
Israel	934,870	0	0	934,870
Japan	0	46,219,053	0	46,219,053
Netherlands	2,470,537	1,256,789	0	3,727,326
New Zealand	0	3,854,107	0	3,854,107
Norway	0	3,217,532	0	3,217,532
Portugal	0	240,507	0	240,507
Singapore	0	4,816,670	0	4,816,670
Spain	0	2,228,968	0	2,228,968
Sweden	0	7,466,944	0	7,466,944
Switzerland	8,052,284	6,481,184	0	14,533,468
United Kingdom	2,246,791	15,170,546	0	17,417,337
United States	258,421,923	179,802	0	258,601,725
Preferred stocks
Germany	119,085	0	0	119,085
Warrants
Canada	0	0	0	0
Short-term investments
Investment companies	68,647,659	0	0	68,647,659
Total assets	$363,310,485	$148,302,783	$0	$511,613,268
Liabilities
Securities sold short
Common stocks
Australia	$0	$8,473,581	$0	$8,473,581
Canada	11,753,275	0	0	11,753,275
Denmark	0	910,178	0	910,178
Finland	0	3,001,523	0	3,001,523
France	0	3,589,190	0	3,589,190
Germany	0	5,518,275	0	5,518,275
Italy	0	2,125,668	0	2,125,668
Japan	0	17,946,959	0	17,946,959
Netherlands	0	6,637,890	0	6,637,890
Norway	0	721,144	0	721,144
Spain	0	3,484,800	0	3,484,800
Sweden	0	7,544,475	0	7,544,475
United Kingdom	0	5,459,855	0	5,459,855
United States	54,235,294	0	0	54,235,294
Total liabilities	$65,988,569	$65,413,538	$0	$131,402,107
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Global Long/Short Equity Fund